Borrowings (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Debt Disclosure [Abstract]
Schedule Of Borrowings

Borrowings consisted of the following:

(in millions)	September 30, 2013	June 30, 2013
Senior Notes due 2014, 5.125% Less Unamortized Discount of $1.5 million at September 30, 2013 and $1.8 million at June 30, 2013, Effective Rate 5.49%	$449	$448
Senior Notes due 2019, 6.375% Less Unamortized Discount of $10.6 million at September 30, 2013 and $11.0 million at June 30, 2013, Effective Rate 6.69%	689	689
Senior Notes due 2023, 3.300% Less Unamortized Discount of $2.1 million at September 30, 2013 and $2.2 million at June 30, 2013, Effective Rate 3.39%	298	298
Euro Denominated Debt, Interest Averaging 3.52% at September 30, 2013 and 3.53% at June 30, 2013, Due in Varying Installments through 2020	11	11
Other Obligations; Interest Averaging 7.44% at September 30, 2013 and 12.43% at June 30, 2013, Due in Varying Installments through 2017 and 2014, respectively	4	—

Total Borrowings	1,451	1,446
Less: Current Portion	452	2

Long-Term Portion	$999	$1,444

Borrowings consisted of the following:

(in millions)	June 30, 2013	June 30, 2012
Senior Notes due 2012, 4.125%, Effective Rate 4.52%	$—	$250
Senior Notes due 2014, 5.125% Less Unamortized Discount of $1.8 million at June 30, 2013, Effective Rate 5.49%	448	448
Senior Notes due 2019, 6.375% Less Unamortized Discount of $11.0 million at June 30, 2013, Effective Rate 6.69%	689	691
Senior Notes due 2023, 3.300% Less Unamortized Discount of $2.2 million at June 30, 2013, Effective Rate 3.39%	298	—
Euro Denominated Debt, Interest Averaging 3.53% at June 30, 2013, Due in Varying Installments through 2020	11	12
Other Obligations; Interest Averaging 12.43% at June 30, 2013 and 8.54% at June 30, 2012, Due in Varying Installments through 2014	—	1

Total Borrowings	1,446	1,402
Less: Current Portion	2	251

Long-Term Portion	$1,444	$1,151

Future Payment Of Long Term Obligation

As of June 30, 2013, maturities of long-term obligations for the next five fiscal years and thereafter are as follows:

(in millions)	2014	2015	2016	2017	2018	Thereafter	Total
Maturities of Long-Term Obligations	$2	$450	$2	$1	$1	$990	$1,446